Annual Total Returns - Delaware Wealth Builder Fund - Class A	Nov. 30, 2021
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2012	13.65%
2013	19.70%
2014	7.88%
2015	(2.57%)
2016	9.13%
2017	9.13%
2018	(7.20%)
2019	17.49%
2020	2.53%
2021	17.84%